INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	December 31	December 31,
	2018	2019
Raw materials	8,362,697	6,825,650
Work-in-progress	8,684,506	7,847,599
Finished goods	3,280,641	4,501,633
Spare parts	879,794	842,734
Packaging materials and others	63,227	57,870
	21,270,865	20,075,486

Less: provision for impairment of inventories	(811,197)	(560,066)

	20,459,668	19,515,420

Schedule of provision for inventories

	2018	2019
As at January 1	457,252	811,197
Provision for impairment of inventories	2,413,098	1,503,406
Disposal of subsidiary	—	(772)
Reversal arising from increase in net realizable value	(165,510)	(340,134)
Written off upon sales of inventories	(1,893,643)	(1,413,631)

As at December 31	811,197	560,066